Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000200669 | U.S. Treasury Notes8410974
Holdings [Line Items]
Percent of Total Investments	16.70%
C000200669 | FHLMC8410813
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200669 | FREMF Mortgage Trust8410861
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200669 | GNMA8410999
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200669 | FHLMC8410817
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200669 | FREMF Mortgage Trust8410846
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200669 | FNMA8410829
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200669 | University of Texas System Permanent University Fund8411003
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200669 | State Street8410826
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200669 | FREMF Mortgage Trust8410857
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200669 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200669 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200669 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200669 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200669 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200669 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200669 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200669 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000200669 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200669 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000220871 | U.S. Treasury Note8411123
Holdings [Line Items]
Percent of Total Investments	9.40%
C000220871 | Pitney Bowes8410827
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220871 | Terawulf8410953
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220871 | Emergent BioSolutions8410875
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220871 | Synchronoss Technologies8410830
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220871 | AES8410981
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220871 | Okta8410943
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220871 | Omnicell8410948
Holdings [Line Items]
Percent of Total Investments	1.90%
C000220871 | Regeneron Pharmaceuticals8410901
Holdings [Line Items]
Percent of Total Investments	1.80%
C000220871 | Opera8410842
Holdings [Line Items]
Percent of Total Investments	1.70%
C000220871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000220871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000220871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000220871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220871 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220871 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%